UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    BlackRock Pensions Ltd.
Address: 33 King William Street
         London, United Kingdom EC4R 9AS


13F File Number: 028-12199


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Denis Molleur
Title: Attorney-In-Fact*
Phone: 609-282-2382

Signature, Place and Date of Signing:



____________________________________________________________
/s/ Denis Molleur   Plainsboro, N.J. 08536  February 12, 2008

*Signed pursuant to Power Of Attorney dated
January 14, 2008, included as attachment to this Form 13F filed with the Securities and Exchange Commission by BlackRock Pensions Ltd.


Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-05115          BlackRock Group Limited